Share Capital and Reserves - Summary of Reconciliation of Shares Issued to Net Proceeds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Shares issued at nominal amount:
- Performance Share Plan Awards	$ 1
- scrip shares issued in lieu of cash dividends	1
Premium on shares issued	143
Total value of shares issued	145
Issue of scrip shares in lieu of cash dividends (note 13)	(61)
Shares allotted to the Employee Benefit Trust	(70)
Net proceeds from issue of shares	$ 14 [1]

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.